DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			12 Months Ended
	Feb. 11, 2021	Aug. 11, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, shares issued			957		957	957
Common stock, shares outstanding			900		900	900
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares)		4,120,000
ADARA ACQUISITION CORP
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash			$ 17,956
Working capital deficit			1,720,465
Proceeds from sale of Private Placements Warrants				$ 4,120,000
Transaction Costs			1,529,462
Underwriting fees			1,000,000
Other offering costs			$ 529,462
Payments for investment of cash in Trust Account				$ 116,150,000
ADARA ACQUISITION CORP | Adara Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Redemption price			$ 10.22
Aggregate redemption amount			$ 116,581,703
Common stock, shares issued			167,170
Common stock, shares outstanding			167,170
ADARA ACQUISITION CORP | Alliance Entertainment Holding Corporation
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Business combination shares issued			11,332,830
Business acquisition, share price			$ 0.0001
ADARA ACQUISITION CORP | Alliance Entertainment Holding Corporation | Adara Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of business combination shares with redemption rights			99.10%
Aggregate redemption amount			$ 1,719,690.75
ADARA ACQUISITION CORP | Alliance Entertainment Holding Corporation | Company Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Business combination shares issued			47,500,000
ADARA ACQUISITION CORP | Alliance Entertainment Holding Corporation | Company Class E Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Business combination shares issued			60,000,000
ADARA ACQUISITION CORP | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)	11,500,000	11,500,000
Purchase price, per unit	$ 10.10	$ 10.00
Gross proceeds from sale of units		$ 115,000,000
Payments for investment of cash in Trust Account	$ 116,150,000
Investments maximum maturity term	185 days
ADARA ACQUISITION CORP | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant (in dollars per share)		$ 1.00
Proceeds from sale of Private Placements Warrants		$ 4,120,000
ADARA ACQUISITION CORP | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)	1,500,000	1,500,000
Purchase price, per unit	$ 10.00